Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2023 and 2022:

	2023	2022
Buildings and improvements	$4,963,911	$4,416,120
Motor vehicles	337,202	323,490
Office and electronic equipment	330,232	85,732
Machinery	176,431	-
Total property and equipment, at cost	5,807,776	4,825,342
Less: accumulated depreciation	(995,252)	(230,238)
Property and equipment, net	$4,812,524	$4,595,104

As of June 30, 2023 and 2022, there were not any pledged property and equipment, respectively. The Company recorded depreciation expense of $807,879, $141,077 and $16,196 for property and equipment during the years ended June 30, 2023, 2022 and 2021, respectively. For the years ended June 30, 2023, 2022 and 2021, the Company recorded no impairment losses for property and equipment, respectively.

For the years ended June 30, 2023, 2022 and 2021, the Company purchased new property and equipment of $887,838, $4,607,297 and $261,843 in cash and cash equivalents, respectively. For the year ended June 30, 2023, the Company acquired property and equipment of $78,280 (cost of $463,207 and accumulated depreciation of $384,927) from business combinations. For the years ended June 30, 2023, 2022 and 2021, the Company recorded no disposal of property and equipment, respectively.